UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2022

WESTERN ASSET

ULTRA-SHORT INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income and capital preservation while maintaining liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Ultra-Short Income Fund for the six-month reporting period ended November 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

II	Western Asset Ultra-Short Income Fund

Performance review

For the six months ended November 30, 2022, Class A shares of Western Asset Ultra-Short Income Fund, excluding sales charges, returned 0.62%. The Fund’s unmanaged benchmark, the ICE BofA 3-Month U.S. Treasury Bill Indexi, returned 0.97% for the same period. The Lipper Short Investment Grade Debt Funds Category Averageii returned -1.37% over the same time frame.

Performance Snapshot as of November 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Ultra-Short Income Fund:
Class A	0.62%
Class C	0.14%
Class C1[1]	-0.07%[2]
Class I	0.63%
Class IS	0.77%
ICE BofA 3-Month U.S. Treasury Bill Index	0.97%
Lipper Short Investment Grade Debt Funds Category Average	-1.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2022 for Class A, Class C, Class C1, Class I and Class IS shares were 4.03%, 3.30%, 3.30%, 4.30% and 4.32%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class I and Class IS shares would have been 4.00%, 3.28%, 3.09%, 4.21% and 4.30%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

[2]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at May 31, 2022 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Western Asset Ultra-Short Income Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.67%, 1.45%, 1.32%, 0.44% and 0.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.65% for Class A shares, 1.63% for Class C shares, 1.38% for Class C1 shares, 0.38% for Class I shares and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class A, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

RISKS: Investments in bonds are subject to interest rate and credit risks. High yield bonds, sometimes referred to as “junk” bonds, are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to

IV	Western Asset Ultra-Short Income Fund

fluctuations in yield and share price as interest rates rise and fall. The Fund may engage in active and frequent trading to achieve its principal investment strategies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investments in securities of foreign issuers or issuers with significant exposure to foreign markets are subject to additional risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 386 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Ultra-Short Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2022 and May 31, 2022 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

*	Prior year percentages have been restated to reflect current classifications.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2022 and held for the six months ended November 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.62%		$1,000.00	$1,006.20	0.65%	$3.27	Class A	5.00%	$1,000.00	$1,021.81	0.65%	$3.29
Class C	0.14		1,000.00	1,001.40	1.40	7.02	Class C	5.00	1,000.00	1,018.05	1.40	7.08
Class C1	-0.07	[4]	1,000.00	999.30	1.38	6.92	Class C1	5.00	1,000.00	1,018.15	1.38	6.98
Class I	0.63		1,000.00	1,006.30	0.38	1.91	Class I	5.00	1,000.00	1,023.16	0.38	1.93
Class IS	0.77		1,000.00	1,007.70	0.35	1.76	Class IS	5.00	1,000.00	1,023.31	0.35	1.78

2	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

[1]	For the six months ended November 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

[4]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at May 31, 2022 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 46.1%
Communication Services — 4.3%
Diversified Telecommunication Services — 1.7%
AT&T Inc., Senior Notes	0.900%	3/25/24	$3,290,000	$3,124,007
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,560,000	1,477,051	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	780,000	741,845
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	642,531
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	446,416
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	5.706%	5/15/25	3,290,000	3,298,706	(b)
Total Diversified Telecommunication Services				9,730,556
Entertainment — 0.4%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,440,000	1,375,896	(a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	1,190,000	1,085,064	(a)
Total Entertainment				2,460,960
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	663,330	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	6.090%	2/1/24	2,710,000	2,725,786	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,170,000	3,121,866
Comcast Corp., Senior Notes	3.950%	10/15/25	1,410,000	1,387,091
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	111,849	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,233,694
Total Media				9,243,616
Wireless Telecommunication Services — 0.6%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	509,237
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,990,000	2,896,384
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	79,682
Total Wireless Telecommunication Services				3,485,303
Total Communication Services				24,920,435
Consumer Discretionary — 2.7%
Automobiles — 1.6%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,400,000	1,348,038
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,662,750
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	610,000	577,948
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	910,000	857,330

See Notes to Financial Statements.

4	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	$1,600,000	$1,387,002
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	944,983	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	950,000	928,640	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	1,480,000	1,401,867
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	190,639
Total Automobiles				9,299,197
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,880,000	2,661,495
McDonald’s Corp., Senior Notes	3.700%	1/30/26	320,000	313,895
Sands China Ltd., Senior Notes	2.800%	3/8/27	330,000	275,824
Sands China Ltd., Senior Notes	3.350%	3/8/29	220,000	179,715
Total Hotels, Restaurants & Leisure				3,430,929
Household Durables — 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	124,003
Internet & Direct Marketing Retail — 0.4%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,700,000	1,605,430
eBay Inc., Senior Notes	1.400%	5/10/26	790,000	705,011
Total Internet & Direct Marketing Retail				2,310,441
Multiline Retail — 0.0%††
Target Corp., Senior Notes	2.250%	4/15/25	90,000	85,662
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/25	330,000	317,405
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	291,159
Total Specialty Retail				608,564
Total Consumer Discretionary				15,858,796
Consumer Staples — 1.2%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	4.659%	1/12/24	1,655,000	1,652,843	(b)
Food & Staples Retailing — 0.1%
Walmart Inc., Senior Notes	1.050%	9/17/26	770,000	684,412
Household Products — 0.2%
GSK Consumer Healthcare Capital UK PLC, Senior Notes	3.125%	3/24/25	1,130,000	1,083,322
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,010,000	948,247

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Altria Group Inc., Senior Notes	2.625%	9/16/26	$1,730,000	$1,590,127
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	850,000	753,814
Total Tobacco				3,292,188
Total Consumer Staples				6,712,765
Energy — 5.6%
Oil, Gas & Consumable Fuels — 5.6%
Chevron USA Inc., Senior Notes	0.687%	8/12/25	170,000	154,159
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	112,573	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,830,000	2,896,857
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,080,000	2,888,765
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	26,218	(b)(c)
Energy Transfer LP, Senior Notes	4.500%	4/15/24	730,000	721,177
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,340,000	1,315,727
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	635,733
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	3,110,000	3,009,196
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,040,000	2,012,738
EQT Corp., Senior Notes	3.125%	5/15/26	1,800,000	1,663,624	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	519,065
EQT Corp., Senior Notes	5.000%	1/15/29	40,000	38,184
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	190,000	184,157
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,690,000	1,666,215
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	1,720,000	1,221,200	(a)
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,364
MPLX LP, Senior Notes	1.750%	3/1/26	1,350,000	1,205,605
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	669,614
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	154,628
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,400,000	1,410,941
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,210,000	1,080,570
Qatar Energy, Senior Notes	1.375%	9/12/26	1,620,000	1,436,592	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	5.050%	11/13/23	1,030,000	1,033,227	(b)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,630,000	1,609,747
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,020,000	2,173,185
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	182,260

See Notes to Financial Statements.

6	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	$1,800,000	$1,753,740
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	960,000	952,684
Total Energy				32,777,745
Financials — 19.9%
Banks — 13.3%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,484,108	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	3,840,000	3,466,240	(b)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	4,050,000	3,976,061	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.948%	3/5/24	1,800,000	1,797,692	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	5.285%	7/23/24	1,000,000	1,000,171	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,820,000	1,817,893	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	740,000	721,886	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	4.053%	9/15/26	200,000	194,259	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	1,650,000	1,539,984
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	607,931
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	694,047
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	6.024%	5/16/24	1,400,000	1,392,778	(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,756,357	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	400,000	395,459	(a)(b)
Citigroup Inc., Junior Subordinated Notes
(5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	400,000	373,418	(b)(c)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	2,570,000	2,448,481	(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,780,000	2,594,284	(b)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	1,060,000	1,042,092	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	$1,570,000	$1,489,847	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,188,716	(b)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	306,370	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	507,476	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	816,043	(a)(b)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	500,000	464,065	(a)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,380,000	3,255,398	(a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,073,481	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	450,951	(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	5.674%	5/18/24	1,750,000	1,744,757	(b)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,130,652	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,740,000	2,546,767	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	4.759%	1/10/25	1,690,000	1,674,755	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,980,000	2,944,935	(b)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	0.423%	1/3/24	1,720,000	1,711,596	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	240,768	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	400,000	384,333	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,506,938	(a)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,230,000	1,191,733
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,750,000	2,417,461
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	800,000	678,857	(b)

See Notes to Financial Statements.

8	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	$200,000	$189,987
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	4.879%	10/16/23	1,200,000	1,200,403	(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,877,333	(a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,040,000	2,686,711
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	4,370,000	4,291,473	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,850,000	4,519,420	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,684,831	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	1,917,137
Total Banks				77,396,335
Capital Markets — 5.3%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	962,865
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	418,179
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,786,088
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,211,641
Credit Suisse AG, Senior Notes	0.520%	8/9/23	610,000	581,363
Credit Suisse AG, Senior Notes	0.495%	2/2/24	570,000	520,838
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,014,128	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	4.470%	12/14/23	750,000	749,065	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,295,315
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	145,231
Goldman Sachs Group Inc., Senior Notes (0.657% to 9/10/23 then SOFR + 0.505%)	0.657%	9/10/24	3,000,000	2,875,759	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,080,364	(b)
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	2,360,000	2,337,410	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	8,320,000	7,300,453	(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	5.770%	5/8/24	450,000	450,506	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	2,080,000	2,027,914	(b)
UBS AG, Senior Notes	1.250%	6/1/26	800,000	701,590	(a)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS Group AG, Senior Notes	4.125%	9/24/25	$600,000	$582,544	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	558,874	(a)(b)
Total Capital Markets				30,600,127
Consumer Finance — 0.5%
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	3,180,000	2,992,325
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	500,000	493,124
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	985,347
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	463,244	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	750,000	707,012	(a)
Total Diversified Financial Services				2,648,727
Insurance — 0.3%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	177,020
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	1,627	2,269	(a)(c)
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,338,999	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	353,333	(a)
Total Insurance				1,871,621
Total Financials				115,509,135
Health Care — 4.3%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,030,000	1,016,958
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,130,000	2,041,072
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	293,704
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	720,000	708,642
Total Biotechnology				4,060,376
Health Care Equipment & Supplies — 0.0%††
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	186,000	181,748
Health Care Providers & Services — 2.7%
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	376,086
Centene Corp., Senior Notes	4.625%	12/15/29	110,000	102,424
Cigna Corp., Senior Notes	3.500%	6/15/24	1,180,000	1,155,133
Cigna Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	4.969%	7/15/23	2,585,000	2,590,859	(b)

See Notes to Financial Statements.

10	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	2.625%	8/15/24	$2,440,000	$2,358,084
CVS Health Corp., Senior Notes	3.875%	7/20/25	3,160,000	3,107,573
CVS Health Corp., Senior Notes	3.000%	8/15/26	250,000	235,148
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	1,000,000
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	296,888
Humana Inc., Senior Notes	1.350%	2/3/27	2,040,000	1,760,963
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,670,000	1,574,289
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	289,050
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	990,000	960,514
Total Health Care Providers & Services				15,807,011
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,670,000	1,492,267
Bristol-Myers Squibb Co., Senior Notes	0.750%	11/13/25	510,000	460,007
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,769,750
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	188,790
Total Pharmaceuticals				4,910,814
Total Health Care				24,959,949
Industrials — 3.9%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	3,290,000	3,141,550
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	842,606
Boeing Co., Senior Notes	2.750%	2/1/26	2,910,000	2,694,931
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	982,641
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,180,000	1,052,902
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	153,948
Total Aerospace & Defense				8,868,578
Airlines — 0.8%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	724,097
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	713,847	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	40,000	37,959	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	419,132	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,488,507	(a)
Total Airlines				4,383,542

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Commercial Services & Supplies — 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	$200,000	$191,835
Electrical Equipment — 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	94,730	(a)
Industrial Conglomerates — 0.5%
3M Co., Senior Notes	3.250%	2/14/24	510,000	501,482
3M Co., Senior Notes	2.000%	2/14/25	400,000	380,044
Honeywell International Inc., Senior Notes	1.100%	3/1/27	2,530,000	2,207,383
Total Industrial Conglomerates				3,088,909
Machinery — 0.5%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	140,000	134,900
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	770,000	723,503
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,140,000	1,015,291
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	740,000	663,240
Total Machinery				2,536,934
Road & Rail — 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,400,000	1,251,829
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	22,000	22,321	(a)
Total Road & Rail				1,274,150
Trading Companies & Distributors — 0.4%
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	235,501
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,380,000	2,082,077
Total Trading Companies & Distributors				2,317,578
Total Industrials				22,756,256
Information Technology — 2.9%
Electronic Equipment, Instruments & Components — 0.2%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,530,000	1,292,850
IT Services — 0.4%
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	490,000	469,701
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,330,000	1,237,897
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	481,747
Total IT Services				2,189,345
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Senior Notes	3.625%	1/15/24	300,000	294,833
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,470,000	1,399,430
Intel Corp., Senior Notes	1.600%	8/12/28	1,600,000	1,364,872
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,650,000	1,526,418
NVIDIA Corp., Senior Notes	0.584%	6/14/24	1,160,000	1,091,074

See Notes to Financial Statements.

12	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	$10,000	$9,348
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	969,008
Total Semiconductors & Semiconductor Equipment				6,654,983
Software — 0.7%
Oracle Corp., Senior Notes	3.400%	7/8/24	2,200,000	2,148,431
Workday Inc., Senior Notes	3.500%	4/1/27	2,260,000	2,137,744
Total Software				4,286,175
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	1.400%	8/5/28	2,560,000	2,199,795
Total Information Technology				16,623,148
Materials — 0.9%
Metals & Mining — 0.7%
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,477,015	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,320,000	1,174,784	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	1,000,000	1,034,250
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	620,000	575,633
Total Metals & Mining				4,261,682
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,250,000	1,098,577	(a)
Total Materials				5,360,259
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	368,037	(a)
Utilities — 0.3%
Electric Utilities — 0.3%
Pacific Gas and Electric Co., First Mortgage
Bonds	4.250%	8/1/23	600,000	592,811
Southern California Edison Co., First Mortgage
Bonds	0.975%	8/1/24	1,050,000	982,475
Total Utilities				1,575,286
Total Corporate Bonds & Notes (Cost — $288,469,218)				267,421,811
Asset-Backed Securities — 18.7%
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	6.193%	1/20/32	450,000	443,196	(a)(b)
ABPCI Direct Lending Fund LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	5.758%	11/18/31	2,310,000	2,252,250	(a)(b)
AccessLex Institute, 2007-A A3 (3 mo. USD LIBOR + 0.300%)	5.057%	5/25/36	877,731	847,504	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.645%)	4.689%	12/25/35	$1,700,000	$1,594,235	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	4.749%	10/25/35	553,488	510,884	(b)
AMMC CLO Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	5.119%	10/17/31	3,120,000	3,043,345	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	539,302	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	940,000	811,424	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	781,546	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	5.875%	11/20/30	540,000	526,128	(a)(b)
Bayview Financial Mortgage Pass-Through Trust, 2006-A M3 (1 mo. USD LIBOR + 0.975%)	5.004%	2/28/41	126,823	126,279	(b)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	5.375%	4/24/29	542,320	536,266	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	5.243%	4/20/31	650,000	637,327	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	5.089%	8/19/38	1,250,000	1,211,473	(a)(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	4.453%	7/15/27	900,000	897,224	(b)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	5.293%	7/20/31	1,590,000	1,554,989	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	851,333	811,059	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,570,000	2,418,937	(a)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	5.879%	1/15/32	530,000	523,403	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo.
USD LIBOR + 1.850%)	5.929%	10/15/31	369,859	368,315	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	5.288%	4/23/29	234,349	231,949	(a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,039,830	881,567	(a)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	499,009	400,839	(a)
Commonbond Student Loan Trust, 2021-BGS A	1.170%	9/25/51	1,141,890	929,666	(a)
CQS US CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.220%)	5.463%	1/20/35	1,000,000	967,389	(a)(b)

See Notes to Financial Statements.

14	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	7.315%	8/9/24	$940,000	$919,675	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	5.299%	1/15/29	269,151	265,802	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	4.095%	2/15/29	153,474	151,959	(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.119%	4/15/34	250,000	241,061	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	5.366%	7/26/66	1,810,556	1,749,007	(a)(b)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	1,700,000	1,575,917	(a)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	888,841	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	631,350
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	850,000	761,478
Fortress Credit BSL Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	5.713%	4/20/33	2,480,000	2,417,369	(a)(b)
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	4,782,463	(a)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.062%	8/5/33	1,040,000	1,000,308	(a)(b)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	6.182%	2/5/31	1,480,000	1,430,192	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	6.212%	5/5/32	1,220,000	1,176,272	(a)(b)
Golub Capital Partners CLO Ltd., 2020-49A AR (3 mo. USD LIBOR + 1.530%)	5.773%	8/26/33	690,000	672,795	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	871,716	627,954	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	5.427%	12/20/29	1,490,807	1,487,801	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	4.895%	7/15/39	1,280,000	1,225,001	(a)(b)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.890%)	5.936%	4/26/31	1,017,000	980,738	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	5.503%	1/20/30	454,336	448,939	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	6.543%	1/20/30	820,000	792,394	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	367,056	(a)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	$1,500,000	$1,284,932	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	4.887%	9/17/36	1,440,000	1,387,865	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	530,000	466,135	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.750%)	4.794%	10/25/35	607,369	586,831	(b)
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	4.981%	2/15/39	1,300,000	1,253,850	(a)(b)
LCM Loan Income Fund Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	5.159%	7/16/31	920,000	901,959	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1 mo. USD LIBOR + 0.560%)	4.604%	9/25/34	258,324	253,244	(b)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. USD LIBOR + 0.990%)	5.233%	4/20/32	760,000	741,000	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	5.314%	10/18/31	530,000	519,720	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004- WMC5 M1 (1 mo. USD LIBOR + 0.930%)	4.974%	7/25/35	428,613	410,352	(b)
Merrill Lynch Mortgage Investors Trust, 2006- HE1 M1 (1 mo. USD LIBOR + 0.585%)	4.629%	12/25/36	9,134	9,119	(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	5.019%	10/16/36	1,390,000	1,329,721	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	5.679%	7/15/29	500,000	473,787	(a)(b)
Midocean Credit CLO, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	5.725%	2/20/31	1,670,000	1,639,351	(a)(b)
Midocean Credit CLO, 2018-9A B (3 mo. USD LIBOR + 1.750%)	5.993%	7/20/31	2,020,000	1,952,106	(a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.639%	9/25/57	960,000	925,156	(a)(b)
MMAF Equipment Finance LLC, 2019-A A5	3.080%	11/12/41	900,000	867,839	(a)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.580%)	4.624%	2/25/36	1,249,936	1,226,490	(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	794,334	726,668	(a)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	5.075%	12/15/28	162,463	162,454	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	59,192	56,322	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	4.773%	1/15/43	209,579	205,210	(a)(b)

See Notes to Financial Statements.

16	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	4.644%	4/25/40	$884,878	$841,676	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	5.316%	3/25/66	1,010,000	991,321	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	4.644%	12/26/69	693,714	671,450	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	4.969%	4/20/62	1,550,000	1,440,130	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	4.616%	9/25/42	401,903	380,544	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	630,090	555,616	(a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. USD LIBOR + 0.740%)	4.679%	4/20/62	1,389,544	1,336,657	(a)(b)
Neuberger Berman CLO Ltd., 2014-17A BR2 (3 mo. USD LIBOR + 1.500%)	5.825%	4/22/29	750,000	727,162	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	4.974%	8/25/34	414,513	402,581	(b)
NextGear Floorplan Master Owner Trust, 2020-1A A2	1.550%	2/15/25	1,000,000	992,124	(a)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	5.469%	5/25/33	147,439	133,013	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	4.754%	12/25/33	1,032,639	988,950	(b)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. USD LIBOR + 0.950%)	5.029%	7/15/29	676,491	668,331	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.650%	2/14/31	260,000	255,170	(a)(b)
Octagon Investment Partners Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	5.403%	7/20/34	750,000	729,011	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	5.732%	5/23/31	760,000	748,227	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	4.824%	11/25/34	391,871	372,180	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	243,915	198,222
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,340,522	(a)
Parliament Funding Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.250%)	5.493%	10/20/31	1,620,000	1,600,176	(a)(b)
Rad CLO Ltd., 2021-15A A (3 mo. USD LIBOR + 1.090%)	5.333%	1/20/34	1,710,000	1,669,121	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	4.022%	8/25/33	$197,941	$180,500	(b)
RR Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	5.169%	1/15/30	650,000	638,683	(a)(b)
Saranac CLO Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	5.452%	6/22/30	1,100,000	1,075,873	(a)(b)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	36,569	34,535
Sierra Timeshare Receivables Funding LLC, 2018-2A A	3.500%	6/20/35	720,248	700,616	(a)
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	5.893%	10/20/31	420,000	413,898	(a)(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	3.563%	12/15/39	1,363,321	1,286,097	(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	8.623%	10/15/41	1,513,546	1,618,521	(a)(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	3.963%	12/17/68	786,127	736,781	(a)(b)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	4.478%	1/25/27	68,533	68,336	(b)
SLM Student Loan Trust, 2005-4 B (3 mo. USD LIBOR + 0.180%)	4.538%	7/25/55	164,756	146,863	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	4.498%	10/25/28	199,693	198,343	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	4.508%	10/25/29	150,097	148,895	(b)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	4.528%	1/25/41	761,549	717,976	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	4.508%	3/25/44	1,083,288	1,038,546	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	4.566%	5/26/55	821,755	794,040	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	4.666%	6/26/28	876,242	851,733	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	5.323%	2/17/32	111,963	110,784	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	610,521	522,831	(a)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	426,693	358,706	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	615,389	549,933	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	4.675%	1/15/53	2,970,000	2,818,515	(a)(b)

See Notes to Financial Statements.

18	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	$369,811	$316,929	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	573,283	514,453	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,365,872	1,232,481	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	549,272	485,556	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	4.964%	1/17/32	1,210,000	1,194,287	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	908,992	768,362	(a)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	5.384%	10/18/31	250,000	246,416	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	5.119%	1/15/32	350,000	343,507	(a)(b)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	973,645	942,339	(a)
Wellfleet CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.220%)	5.299%	7/15/34	1,810,000	1,751,175	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	5.455%	7/24/32	1,040,000	1,016,798	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	5.545%	10/24/34	1,221,000	1,178,705	(a)(b)
Whitehorse Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	5.329%	10/15/31	300,000	292,727	(a)(b)
Total Asset-Backed Securities (Cost — $114,425,092)				108,157,903
Collateralized Mortgage Obligations (d) — 16.0%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	4.736%	9/15/34	500,000	486,426	(a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	335,104	262,422	(a)(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	4.750%	10/15/38	1,890,000	1,751,261	(a)(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	4.991%	11/17/38	777,524	747,434	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	4.642%	1/16/37	1,483,071	1,421,158	(a)(b)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	4.859%	1/18/36	1,006,512	969,073	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	5.144%	10/25/33	150,014	150,980	(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.153%	9/15/54	12,417,280	704,230	(a)(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	514,360
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	5.125%	7/15/35	910,000	874,086	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	$463,322	$435,527	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	863,693	(a)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	4.726%	11/15/38	2,510,000	2,411,124	(a)(b)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. USD LIBOR + 0.921%)	4.796%	12/15/38	1,700,000	1,636,894	(a)(b)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. USD LIBOR + 0.670%)	4.546%	6/15/38	1,091,730	1,046,862	(a)(b)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	4.575%	9/15/36	1,460,000	1,399,652	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	4.784%	1/17/39	1,570,000	1,503,283	(a)(b)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	4.511%	10/15/26	1,930,000	1,834,427	(a)(b)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	4.889%	2/15/38	745,582	734,192	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	4.943%	12/15/37	990,000	970,479	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	265,576	226,380	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	4.344%	8/25/35	1,372	1,230	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	4.624%	10/25/35	5,588	5,051	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	4.244%	1/25/36	2,034	1,788	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	1,009,673	891,472	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	304,165
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	1,311,259	1,168,323	(a)(b)
CSMC Trust, 2014-11R 15A2	3.382%	1/27/36	443,205	400,913	(a)(b)
CSMC Trust, 2015-12R 2A1	3.380%	11/30/37	71,381	71,214	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/25/23 then 3.573%)	2.573%	7/25/49	110,831	102,312	(a)
CSMC Trust, 2019-AFC1 A2, Step bond (2.776% to 8/25/23 then 3.776%)	2.776%	7/25/49	243,693	225,367	(a)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/1/23 then 3.877%)	2.877%	7/25/49	243,693	224,662	(a)

See Notes to Financial Statements.

20	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	$1,480,000	$1,226,611	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	433,043	399,301	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	6.875%	12/15/35	310,000	308,332	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	454,332	354,577	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	454,331	315,636	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	570,015	452,809	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	940,627	715,817	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	545,305	447,840	(a)(b)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	547,759	469,503	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	741,902	675,683	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	923,472	810,862	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,801,530	1,466,420	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	191,655	189,553	(a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,758,779	1,535,607	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	691,179	540,840	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	352,957	293,379	(a)(b)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	4.577%	11/15/38	2,720,000	2,599,329	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	4.455%	8/25/29	1,200,000	1,184,563	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	4.223%	11/15/40	6,943	6,936	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (1 mo. USD LIBOR + 0.450%)	4.466%	9/25/49	788,474	768,295	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	5.866%	2/25/50	538,716	534,999	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	5.621%	10/25/33	850,000	802,747	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	5.047%	10/25/41	$1,540,000	$1,442,607	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	4.821%	2/25/42	1,227,077	1,204,675	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	5.921%	2/25/42	1,600,000	1,506,365	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	5.521%	4/25/42	1,147,512	1,133,254	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	1.460%	6/1/28	311	308	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 M2 (30 Day Average SOFR + 2.300%)	5.821%	8/25/33	370,000	357,986	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	6.497%	6/25/42	1,123,556	1,131,818	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	9.266%	10/25/23	112,037	113,901	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	8.416%	1/25/24	176,543	178,222	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	6.616%	5/25/24	615,735	616,048	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	8.916%	11/25/24	61,049	62,687	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	9.016%	11/25/24	14,469	14,613	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	6.166%	10/25/30	320,000	312,116	(a)(b)

See Notes to Financial Statements.

22	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	6.016%	3/25/31	$297,369	$293,139	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.621%	3/25/42	1,150,000	1,115,621	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	1.500%	3/25/27	4,010	3,934	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	90,177	88,723	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.401%	3/25/42	660,733	641,517	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.791%	8/25/43	420,786	412,608	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.566%	8/25/42	334,928	321,456	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	4.416%	5/25/42	60,539	59,722	(b)
GCAT Trust, 2020-NQM1 A3	2.554%	1/25/60	1,109,104	1,064,222	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	3.643%	2/20/61	67,141	66,520	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	3.543%	3/20/63	259,742	256,275	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	2.970%	3/20/66	1,737,505	1,708,192	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	3.643%	7/20/67	480,141	470,353	(b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	3.772%	4/20/70	3,193,550	3,131,810	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	3.692%	9/20/71	3,464,216	3,383,108	(b)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	3.343%	3/20/23	67,265	67,384	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	4.825%	10/15/36	$1,110,000	$1,035,725	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	4.679%	6/20/35	244,656	218,193	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	4.839%	6/20/35	201,068	178,302	(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	4.564%	11/25/35	189,705	166,248	(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.384%	3/25/50	313,335	269,047	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	44,803	39,585	(a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	1,046,042	977,610	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	670,988	606,186	(a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	2.250%	7/25/67	1,409,453	1,259,020	(a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	618,874	582,929	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	446,265	427,716
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	4.850%	11/15/34	181,410	176,833	(a)(b)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	5.193%	3/30/25	890,000	892,006	(a)(b)
MSC Trust, 2021-ILP A (1 mo. USD LIBOR + 0.778%)	4.654%	11/15/23	2,103,046	2,011,804	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	152,584	141,604	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	101,526	93,328	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	310,708	295,900	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	755,989	692,889	(a)(b)
New Residential Mortgage Loan Trust, 2019- RPL3 A1	2.750%	7/25/59	720,102	669,213	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	893,718	745,618	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	4.374%	8/25/35	98,703	89,288	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.660%	5/25/33	284,410	163,676	(b)

See Notes to Financial Statements.

24	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
Nomura Asset Acceptance Corp. Alternative
Loan Trust, 2007-1 1A4	6.138%	3/25/47	$246,255	$228,697
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	740,281	573,896	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	746,777	569,835	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	974,609	736,210	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,316,667	1,109,671	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	932,282	747,950	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	4.359%	10/15/36	1,014,354	963,876	(a)(b)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	4.904%	8/9/37	1,240,840	1,191,845	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	6.805%	5/27/23	166,448	159,650	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 3.700%)	7.755%	11/27/31	151,088	144,998	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	245,287	210,103	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,214,844	972,823	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,758	2,992
Ready Capital Mortgage Financing LLC, 2021- FL6 A (1 mo. USD LIBOR + 0.950%)	4.994%	7/25/36	1,172,740	1,134,444	(a)(b)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. USD LIBOR + 0.450%)	4.494%	11/25/33	37,302	36,488	(b)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	5.025%	5/15/38	920,000	849,190	(a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.795%	1/15/39	1,560,000	1,499,322	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	4.606%	11/15/38	2,110,000	2,019,673	(a)(b)
Structured ARM Loan Trust, 2004-2 1A1	3.892%	3/25/34	83,886	76,917	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.495%	6/25/35	334,115	296,943	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 1.050%)	4.897%	11/11/34	291,629	282,938	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	161,448	153,305	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	839,988	(a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. USD LIBOR + 2.150%)	6.194%	10/25/48	1,460,000	1,402,286	(a)(b)
Towd Point Mortgage Trust, 2019-HY2 M2 (1 mo. USD LIBOR + 1.900%)	5.944%	5/25/58	1,260,000	1,184,908	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (d) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	4.504%	4/25/45	$742,919	$702,988	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	4.624%	7/25/45	1,075,931	977,330	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	4.764%	7/25/45	344,841	312,807	(b)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	99,112	95,528
Total Collateralized Mortgage Obligations (Cost — $100,798,325)				92,809,584
Mortgage-Backed Securities — 3.7%
FHLMC — 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	2,187,066	2,065,644
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.630%)	3.268%	1/1/49	4,832,063	4,580,331	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.183%)	1.779%	8/1/51	5,889,885	5,297,570	(b)
Total FHLMC				11,943,545
FNMA — 1.6%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,736,087	1,645,324
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,970,272	1,864,933
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	1,150,807	1,159,268
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	4,527,724	4,591,797
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.445%	9/1/37	267,513	271,949	(b)
Total FNMA				9,533,271
GNMA — 0.0%††
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	26,407	24,887
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	161,387	140,736
Total GNMA				165,623
Total Mortgage-Backed Securities (Cost — $23,243,415)				21,642,439

See Notes to Financial Statements.

26	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 2.8%
U.S. Government Obligations — 2.8%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	$620,000	$607,792
U.S. Treasury Notes	0.375%	12/31/25	180,000	161,170
U.S. Treasury Notes	2.750%	7/31/27	6,960,000	6,632,662
U.S. Treasury Notes	0.375%	9/30/27	2,660,000	2,257,052
U.S. Treasury Notes	4.125%	10/31/27	6,500,000	6,583,535
Total U.S. Government & Agency Obligations (Cost — $16,731,847)				16,242,211
Senior Loans — 2.2%
Communication Services — 0.5%
Media — 0.5%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	5.830%	4/30/25	765,441	754,675	(b)(e)(f)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	5.830%	2/1/27	496,164	484,735	(b)(e)(f)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	6.571%	9/18/26	542,906	539,288	(b)(e)(f)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	7.321%	3/15/26	571,386	562,815	(b)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	6.373%	1/31/28	590,000	576,356	(b)(e)(f)
Total Communication Services				2,917,869
Consumer Discretionary — 0.6%
Auto Components — 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.321%	4/30/26	550,000	542,724	(b)(e)(f)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	6.505%	9/23/26	863,250	852,408	(b)(e)(f)
Hotels, Restaurants & Leisure — 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4	5.821- 6.165%	11/19/26	58,842	57,869	(b)(e)(f)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	6.821%	12/23/24	617,097	613,873	(b)(e)(f)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	5.754%	11/30/23	172,508	172,469	(b)(e)(f)
Total Hotels, Restaurants & Leisure				844,211

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 0.3%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	7.821%	3/6/28	$492,519	$474,788	(b)(e)(f)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	6.821%	10/19/27	491,228	467,870	(b)(e)(f)
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	7.688%	2/17/28	545,844	526,057	(b)(e)(f)
Total Specialty Retail				1,468,715
Total Consumer Discretionary				3,708,058
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	6.186%	8/4/28	545,865	539,494	(b)(e)(f)
Financials — 0.4%
Diversified Financial Services — 0.3%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	7.201%	3/20/28	545,844	510,023	(b)(e)(f)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	11/5/28	550,000	544,214	(b)(e)(f)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.011%	1/13/29	550,000	536,250	(b)(e)(f)
Total Diversified Financial Services				1,590,487
Insurance — 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	7.071%	11/3/24	48,236	46,338	(b)(e)(f)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	7.321%	7/31/27	545,844	474,611	(b)(e)(f)
Total Insurance				520,949
Total Financials				2,111,436
Health Care — 0.2%
Health Care Providers & Services — 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	6.071%	11/15/27	468,636	454,968	(b)(e)(f)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	7.571%	5/5/28	445,363	442,684	(b)(e)(f)
Total Health Care				897,652
Industrials — 0.3%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	6.571%	10/1/26	494,420	490,526	(b)(e)(f)

See Notes to Financial Statements.

28	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	12/30/26	$824,867	$818,124	(b)(e)(f)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	5.597%	2/24/25	500,000	497,500	(b)(e)(f)
Total Road & Rail				1,315,624
Total Industrials				1,806,150
Information Technology — 0.1%
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (6 mo. Term SOFR + 4.000%)	8.696%	10/16/26	492,424	474,751	(b)(e)(f)
Total Senior Loans (Cost — $12,749,881)				12,455,410
Sovereign Bonds — 0.5%
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,200,000	1,155,002	(g)
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	1,910,000	1,849,823	(a)
Total Sovereign Bonds (Cost — $3,180,736)				3,004,825

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
SOFR 1-Year Mid-Curve Futures, Put @ $95.63 (Cost — $79,927)	1/13/23	227	567,500	49,656
Total Investments before Short-Term Investments (Cost — $559,678,441)				521,783,839

	Rate	Maturity Date	Face Amount
Short-Term Investments — 8.9%
Commercial Paper — 3.8%
Banco Santander SA	4.708%	2/16/23	9,500,000	9,407,063	(h)(i)
Svenska Handelsbanken AB	4.505%	2/16/23	3,350,000	3,318,601	(h)(i)
Toronto Dominion Bank	4.570%	2/16/23	9,375,000	9,285,909	(h)(i)
Total Commercial Paper (Cost — $22,055,762)				22,011,573

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Money Market Funds — 5.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $29,406,682)	3.749%	29,406,682	$29,406,682	(j)(k)
Total Short-Term Investments (Cost — $51,462,444)			51,418,255
Total Investments — 98.9% (Cost — $611,140,885)			573,202,094
Other Assets in Excess of Liabilities — 1.1%			6,488,024
Total Net Assets — 100.0%			$579,690,118

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees. (h) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Rate shown represents yield-to-maturity.

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2022, the total market value of investments in Affiliated Companies was $29,406,682 and the cost was $29,406,682 (Note 8).

See Notes to Financial Statements.

30	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At November 30, 2022, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call	12/19/22	$96.25	125	$312,500	$(781)
90-Day Eurodollar Futures, Call	12/19/22	97.00	129	322,500	(807)
Total Exchange-Traded Written Options (Premiums received — $202,717)					$(1,588)

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	476	3/25	$115,027,907	$115,227,700	$199,793
3-Month SOFR	61	3/26	14,698,800	14,793,262	94,462
90-Day Eurodollar	19	12/22	4,613,478	4,517,369	(96,109)
90-Day Eurodollar	123	12/23	30,060,358	29,310,900	(749,458)
U.S. Treasury 10-Year Notes	79	3/23	8,917,402	8,966,500	49,098
					(502,214)
Contracts to Sell:
3-Month SOFR	662	3/24	159,023,361	158,184,900	838,461
U.S. Treasury 2-Year Notes	531	3/23	108,800,152	109,045,829	(245,677)
U.S. Treasury 5-Year Notes	1,307	3/23	141,403,280	141,901,395	(498,115)
U.S. Treasury Long-Term Bonds	13	3/23	1,652,289	1,651,000	1,289

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Ultra-Short Income Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra Long- Term Bonds	2	3/23	$276,747	$272,562	$4,185
					100,143
Net unrealized depreciation on open futures contracts					$(402,071)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At November 30, 2022, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	$383	$(572,458)
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	2,568	342,812
	11,446,000	8/15/28	1.130% annually	Daily SOFR Compound annually	70,145	1,326,350
	709,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(1,042)	84,289
Total					$72,054	$1,180,993

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value3	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.39 Index	$10,454,000	12/20/27	1.000% quarterly	$113,951	$(6,657)	$120,608

See Notes to Financial Statements.

32	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Western Asset Ultra-Short Income Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	33

Statement of assets and liabilities (unaudited)

November 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $581,734,203)	$543,795,412
Investments in affiliated securities, at value (Cost — $29,406,682)	29,406,682
Cash	832,856
Deposits with brokers for open futures contracts and exchange-traded options	2,884,054
Interest receivable	2,663,809
Receivable for Fund shares sold	2,137,876
Deposits with brokers for centrally cleared swap contracts	610,000
Receivable for securities sold	343,121
Dividends receivable from affiliated investments	76,879
Prepaid expenses	64,905
Total Assets	582,815,594

Liabilities:
Payable for Fund shares repurchased	2,019,568
Payable to brokers — net variation margin on open futures contracts	760,700
Investment management fee payable	113,042
Service and/or distribution fees payable	55,015
Payable to brokers — net variation margin on centrally cleared swap contracts	20,433
Distributions payable	10,015
Trustees’ fees payable	1,923
Written options, at value (premiums received — $202,717)	1,588
Accrued expenses	143,192
Total Liabilities	3,125,476
Total Net Assets	$579,690,118

Net Assets:
Par value (Note 7)	$668
Paid-in capital in excess of par value	629,988,703
Total distributable earnings (loss)	(50,299,253)
Total Net Assets	$579,690,118

See Notes to Financial Statements.

34	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Net Assets:
Class A	$235,498,091
Class C	$8,445,368
Class C1	$77,992
Class I	$277,324,003
Class IS	$58,344,664

Shares Outstanding:
Class A	27,082,176
Class C	959,461
Class C1	9,022
Class I	32,016,657
Class IS	6,709,410

Net Asset Value:
Class A (and redemption price)	$8.70
Class C*	$8.80
Class C1 (and redemption price)	$8.64
Class I (and redemption price)	$8.66
Class IS (and redemption price)	$8.70

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	35

Statement of operations (unaudited)

For the Six Months Ended November 30, 2022

Investment Income:
Interest	$7,135,105
Dividends from affiliated investments	290,153
Less: Foreign taxes withheld	(9,481)
Total Investment Income	7,415,777

Expenses:
Investment management fee (Note 2)	914,418
Service and/or distribution fees (Notes 2 and 5)	337,336
Transfer agent fees (Note 5)	236,683
Registration fees	101,698
Fund accounting fees	39,581
Audit and tax fees	19,977
Legal fees	12,103
Shareholder reports	8,459
Trustees’ fees	6,974
Commitment fees (Note 9)	2,626
Insurance	1,751
Custody fees	1,353
Miscellaneous expenses	6,234
Total Expenses	1,689,193
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(187,537)
Net Expenses	1,501,656
Net Investment Income	5,914,121

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,151,174)
Futures contracts	8,229,307
Written options	506,094
Swap contracts	(766,215)
Net Realized Gain	5,818,012
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(9,779,318)
Futures contracts	322,432
Written options	158,962
Swap contracts	1,047,769
Change in Net Unrealized Appreciation (Depreciation)	(8,250,155)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(2,432,143)
Increase in Net Assets From Operations	$3,481,978

See Notes to Financial Statements.

36	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2022 (unaudited) and the Year Ended May 31, 2022	November 30	May 31

Operations:
Net investment income	$5,914,121	$4,356,356
Net realized gain	5,818,012	10,737,628
Change in net unrealized appreciation (depreciation)	(8,250,155)	(30,467,369)
Increase (Decrease) in Net Assets From Operations	3,481,978	(15,373,385)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,653,881)	(8,409,717)
Decrease in Net Assets From Distributions to Shareholders	(7,653,881)	(8,409,717)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	264,300,407	868,175,623
Reinvestment of distributions	7,608,911	8,218,666
Cost of shares repurchased	(296,682,680)	(769,584,413)
Increase (Decrease) in Net Assets From Fund Share Transactions	(24,773,362)	106,809,876
Increase (Decrease) in Net Assets	(28,945,265)	83,026,774

Net Assets:
Beginning of period	608,635,383	525,608,609
End of period	$579,690,118	$608,635,383

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	37

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.75	$9.03	$8.89	$9.10	$9.08	$9.07

Income (loss) from operations:
Net investment income	0.08	0.04	0.05	0.19	0.23	0.19
Net realized and unrealized gain (loss)	(0.03)	(0.23)	0.23	(0.16)	0.04	0.01
Total income (loss) from operations	0.05	(0.19)	0.28	0.03	0.27	0.20

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.14)	(0.24)	(0.25)	(0.19)
Total distributions	(0.10)	(0.09)	(0.14)	(0.24)	(0.25)	(0.19)

Net asset value, end of period	$8.70	$8.75	$9.03	$8.89	$9.10	$9.08
Total return[3]	0.62%	(2.09)%	3.21%	0.27%[4]	3.00%	2.26%

Net assets, end of period (000s)	$235,498	$270,652	$270,865	$105,652	$73,672	$40,379

Ratios to average net assets:
Gross expenses	0.71%[5]	0.66%	0.72%	0.84%	0.95%	1.01%
Net expenses[6,7]	0.65 [5]	0.65	0.64	0.71	0.78	0.92
Net investment income	1.78 [5]	0.47	0.51	2.06	2.50	2.08

Portfolio turnover rate	6%	46%[8]	39%[8]	75%[8]	32%[8]	36%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. During the period July 20, 2018 through February 12, 2020, the expense limitation was 0.88%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76%, 34% and 44% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

38	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020		2019	2018

Net asset value, beginning of period	$8.86	$9.15	$9.01	$9.06		$9.04	$9.04

Income (loss) from operations:
Net investment income (loss)	0.05	(0.02)	(0.02)	0.25	[3]	0.15	0.11
Net realized and unrealized gain (loss)	(0.04)	(0.25)	0.24	(0.14)		0.05	0.02
Total income (loss) from operations	0.01	(0.27)	0.22	0.11		0.20	0.13

Less distributions from:
Net investment income	(0.07)	(0.02)	(0.08)	(0.16)		(0.18)	(0.13)
Total distributions	(0.07)	(0.02)	(0.08)	(0.16)		(0.18)	(0.13)

Net asset value, end of period	$8.80	$8.86	$9.15	$9.01		$9.06	$9.04
Total return[4]	0.14%	(2.93)%	2.39%	1.28%[3,5]		2.23%	1.41%

Net assets, end of period (000s)	$8,445	$2,831	$1,653	$1,813		$2,592	$8,966

Ratios to average net assets:
Gross expenses	1.42%[6]	1.44%	1.49%	1.61%		1.69%	1.74%
Net expenses[7,8]	1.40 [6]	1.44	1.43	0.10	[3]	1.53	1.64
Net investment income (loss)	1.25 [6]	(0.27)	(0.20)	2.74	[3]	1.67	1.26

Portfolio turnover rate	6%	46%[9]	39%[9]	75%[9]		32%[9]	36%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Ratios and total return for Class C for the year ended May 31, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been 0.19, total return would have been 0.38% and the net expense and net investment income ratios would have been 0.79% and 2.04%, respectively.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 1.17% for the year ended May 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to July 20, 2018, the expense limitation was 1.70%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76%, 34% and 44% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.71	$8.95	$8.81	$9.03	$9.01	$9.01

Income (loss) from operations:
Net investment income (loss)	0.05	(0.03)	(0.01)	0.15	0.18	0.14
Net realized and unrealized gain (loss)	(0.05)	(0.15)	0.23	(0.18)	0.04	0.01
Total income (loss) from operations	0.00	(0.18)	0.22	(0.03)	0.22	0.15

Less distributions from:
Net investment income	(0.07)	(0.06)	(0.08)	(0.19)	(0.20)	(0.15)
Total distributions	(0.07)	(0.06)	(0.08)	(0.19)	(0.20)	(0.15)

Net asset value, end of period	$8.64	$8.71	$8.95	$8.81	$9.03	$9.01
Total return[3]	0.05%	(2.04)%[4]	2.39%	(0.24)%[5]	2.48%	1.68%

Net assets, end of period (000s)	$78	$80	$364	$858	$5,126	$24,252

Ratios to average net assets:
Gross expenses	1.76%[6]	1.38%	1.54%	1.47%	1.46%	1.48%
Net expenses[7,8]	1.38 [6]	1.38	1.37	1.35	1.29	1.38
Net investment income (loss)	1.07 [6]	(0.35)	(0.08)	1.66	1.95	1.60

Portfolio turnover rate	6%	46%[9]	39%[9]	75%[9]	32%[9]	36%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.94)% for the year ended May 31, 2022.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.35% for the year ended May 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76%, 34% and 44% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

40	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.72	$9.00	$8.86	$9.06	$9.04	$9.04

Income (loss) from operations:
Net investment income	0.09	0.07	0.07	0.21	0.25	0.22
Net realized and unrealized gain (loss)	(0.04)	(0.23)	0.24	(0.15)	0.04	0.00 [3]
Total income (loss) from operations	0.05	(0.16)	0.31	0.06	0.29	0.22

Less distributions from:
Net investment income	(0.11)	(0.12)	(0.17)	(0.26)	(0.27)	(0.22)
Total distributions	(0.11)	(0.12)	(0.17)	(0.26)	(0.27)	(0.22)

Net asset value, end of period	$8.66	$8.72	$9.00	$8.86	$9.06	$9.04
Total return[4]	0.63%	(1.84)%	3.50%	0.62%[5]	3.28%	2.48%

Net assets, end of period (000s)	$277,324	$270,925	$233,303	$95,351	$139,000	$60,684

Ratios to average net assets:
Gross expenses	0.45%[6]	0.43%	0.49%	0.62%	0.70%	0.72%
Net expenses[7,8]	0.38 [6]	0.38	0.37	0.48	0.52	0.62
Net investment income	2.06 [6]	0.75	0.80	2.34	2.75	2.38

Portfolio turnover rate	6%	46%[9]	39%[9]	75%[9]	32%[9]	36%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.53%. Prior to July 20, 2018, the expense limitation was 0.65%.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76%, 34% and 44% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.75	$9.03	$8.89	$9.09	$9.07	$9.04

Income (loss) from operations:
Net investment income	0.09	0.08	0.07	0.23	0.25	0.23
Net realized and unrealized gain (loss)	(0.02)	(0.24)	0.24	(0.17)	0.05	0.00 [3]
Total income (loss) from operations	0.07	(0.16)	0.31	0.06	0.30	0.23

Less distributions from:
Net investment income	(0.12)	(0.12)	(0.17)	(0.26)	(0.28)	(0.20)
Total distributions	(0.12)	(0.12)	(0.17)	(0.26)	(0.28)	(0.20)

Net asset value, end of period	$8.70	$8.75	$9.03	$8.89	$9.09	$9.07
Total return[4]	0.77%	(1.80)%	3.52%	0.69%[5]	3.35%	2.56%

Net assets, end of period (000s)	$58,345	$64,146	$19,424	$3,786	$10,408	$12,310

Ratios to average net assets:
Gross expenses	0.37%[6]	0.36%	0.41%	0.54%	0.62%	0.65%
Net expenses[7,8]	0.35 [6]	0.35	0.34	0.41	0.45	0.55
Net investment income	2.09 [6]	0.85	0.78	2.52	2.78	2.53

Portfolio turnover rate	6%	46%[9]	39%[9]	75%[9]	32%[9]	36%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.43%. Prior to July 20, 2018, the expense limitation was 0.65%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47%, 47%, 76%, 34% and 44% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

42	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$267,421,811	—	$267,421,811
Asset-Backed Securities	—	108,157,903	—	108,157,903
Collateralized Mortgage Obligations	—	92,809,584	—	92,809,584
Mortgage-Backed Securities	—	21,642,439	—	21,642,439
U.S. Government & Agency Obligations	—	16,242,211	—	16,242,211
Senior Loans	—	12,455,410	—	12,455,410
Sovereign Bonds	—	3,004,825	—	3,004,825
Purchased Options	$49,656	—	—	49,656

Total Long-Term Investments	49,656	521,734,183	—	521,783,839
Short-Term Investments†:
Commercial Paper	—	22,011,573	—	22,011,573
Money Market Funds	29,406,682	—	—	29,406,682
Total Short-Term Investments	29,406,682	22,011,573	—	51,418,255
Total Investments	$29,456,338	$543,745,756	—	$573,202,094
Other Financial Instruments:
Futures Contracts††	$1,187,288	—	—	$1,187,288
Centrally Cleared Interest Rate Swaps††	—	$1,753,451	—	1,753,451
Centrally Cleared Credit
Default Swaps on Credit Indices — Sell Protection††	—	120,608	—	120,608
Total Other Financial Instruments	$1,187,288	$1,874,059	—	$3,061,347
Total	$30,643,626	$545,619,815	—	$576,263,441

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$1,588	—	—	$1,588
Futures Contracts††	1,589,359	—	—	1,589,359
Centrally Cleared Interest Rate Swaps††	—	$572,458	—	572,458
Total	$1,590,947	$572,458	—	$2,163,405

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

46	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2022, the total notional value of all credit default swaps to sell protection was $10,454,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended November 30, 2022, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows

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Notes to financial statements (unaudited) (cont’d)

based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

48	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

Distributions of net realized gains, if any, are declared at least annually. Distributions to

50	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2022, fees waived and/or expenses reimbursed amounted to $187,537, which included an affiliated money market fund waiver of $11,024.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2023	$106,612	$956	$779	$175,952	$5,322
Expires May 31, 2024	50,959	64	7	139,824	2,507
Expires May 31, 2025	72,691	333	149	98,028	5,312
Total fee waivers/expense reimbursements subject to recapture	$230,262	$1,353	$935	$413,804	$13,141

For the six months ended November 30, 2022, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. Class A shares of the Fund are not subject to a CDSC, however, Class A shares acquired through an

52	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

exchange of shares from another fund sold by the Distributor that were subject to a CDSC remain subject to the original shares’ CDSC while held in the Fund.

For the six months ended November 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	—
CDSCs	$4,411

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended November 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$12,843,525	$22,540,128
Sales	84,559,270	16,686,083

At November 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$611,140,885	$310,986	$(38,249,777)	$(37,938,791)
Written options	(202,717)	201,129	—	201,129
Futures contracts	—	1,187,288	(1,589,359)	(402,071)
Swap contracts	65,397	1,874,059	(572,458)	1,301,601

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$49,656	—	$49,656
Futures contracts[3]	1,187,288	—	1,187,288
Centrally cleared swap contracts[4]	1,753,451	$120,608	1,874,059
Total	$2,990,395	$120,608	$3,111,003

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$1,588
Futures contracts[3]	1,589,359
Centrally cleared swap contracts[4]	572,458
Total	$2,163,405

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(85,294)	—	$(85,294)
Futures contracts	8,229,307	—	8,229,307
Written options	506,094	—	506,094
Swap contracts	(733,704)	$(32,511)	(766,215)
Total	$7,916,403	$(32,511)	$7,883,892

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(30,271)	—	$(30,271)
Futures contracts	322,432	—	322,432
Written options	158,962	—	158,962
Swap contracts	913,331	$134,438	1,047,769
Total	$1,364,454	$134,438	$1,498,892

54	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$11,509
Written options	115,793
Futures contracts (to buy)	137,394,442
Futures contracts (to sell)	320,803,119

Average Notional Balance
Interest rate swap contracts	$90,135,286
Credit default swap contracts (sell protection)	10,961,429

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$315,745	$115,974
Class C	21,292	1,061
Class C1	299	255
Class I	—	118,719
Class IS	—	674
Total	$337,336	$236,683

For the six months ended November 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$77,239
Class C	420
Class C1	151
Class I	103,346
Class IS	6,381
Total	$187,537

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended November 30, 2022	Year Ended May 31, 2022
Net Investment Income:
Class A	$2,968,888	$4,164,214
Class C	39,632	5,140
Class C1	677	720
Class I	3,858,509	3,651,209
Class IS	786,175	588,434
Total	$7,653,881	$8,409,717

7. Shares of beneficial interest

At November 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	12,119,644	$105,381,011	52,771,906	$474,127,429
Shares issued on reinvestment	338,714	2,941,683	450,705	4,015,782
Shares repurchased	(16,293,770)	(141,677,541)	(52,284,981)	(465,079,523)
Net increase (decrease)	(3,835,412)	$(33,354,847)	937,630	$13,063,688

Class C
Shares sold	727,598	$6,374,459	191,271	$1,709,866
Shares issued on reinvestment	4,490	39,458	548	4,889
Shares repurchased	(92,042)	(809,092)	(53,120)	(479,936)
Net increase	640,046	$5,604,825	138,699	$1,234,819

Class C1
Shares sold	—	—	—	—
Shares issued on reinvestment	78	$673	76	$672
Shares repurchased	(220)	(1,902)	(31,553)	(279,816)
Net decrease	(142)	$(1,229)	(31,477)	$(279,144)

Class I
Shares sold	16,614,130	$143,966,336	37,532,343	$334,312,026
Shares issued on reinvestment	444,225	3,842,421	406,735	3,609,771
Shares repurchased	(16,110,276)	(139,420,339)	(32,794,280)	(291,381,984)
Net increase	948,079	$8,388,418	5,144,798	$46,539,813

56	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Amount	Shares	Amount
Class IS
Shares sold	988,221	$8,578,601	6,504,447	$58,026,302
Shares issued on reinvestment	90,349	784,676	66,150	587,552
Shares repurchased	(1,696,565)	(14,773,806)	(1,393,320)	(12,363,154)
Net increase (decrease)	(617,995)	$(5,410,529)	5,177,277	$46,250,700

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2022. The following transactions were effected in such company for the six months ended November 30, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$205,242,033	205,242,033	$175,835,351	175,835,351

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$290,153	—	$29,406,682

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2022.

10. Deferred capital losses

As of May 31, 2022, the Fund had deferred capital losses of $13,734,652, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

58	Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At November 30, 2022, the Fund had 0.21% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Ultra-Short Income Fund 2022 Semi-Annual Report	59

Western Asset

Ultra-Short Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Ultra-Short Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Ultra-Short Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM- FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0301 1/23 SR22-4566

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2023